FORM 13F

Report for the Calendar Year or Quarter
Ended: December 31, 2010

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] February 7, 2011

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
52

Form 13F Information Table Value Total:
$555,536,689

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 December 31, 2010

                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

AIRBORNE INC.		COM	9269101  	  333,775	   42,550   x      42,550
AMERICAN TEL & TEL    	COM  	030177109 	1,093,989	   37,236   x      37,236
ASTORIA FIN'L         	COM  	46265104	  413,044	   29,694   x      29,694
AUDIOVOX CORP.        	COM  	50757103   18,238,496  	2,113,383   x   2,113,383
AMBAC FIN'L			COM	23139108	   11,000	  100,000	x	100,000
ASTEC INDUST		COM	46224101	3,143,770	   97,000	x	 97,000
BANK OF AMERICA		COM	60505104	  549,021	   41,156  	x      41,156
BP PLC			COM	55622104	3,409,659	   77,194	x	 77,194
BRISTOL MYERS SQUIBB	COM  	110122108  38,676,655	1,687,185  	x   1,687,185
CFS BANCORP			COM 	12525D102	  564,993	  108,029  	x     108,029
CITIGROUP, INC		COM  	172967101  29,393,270	6,214,222  	x   6,214,222
CHEVRONTEXCO CORP.	COM  	166764100	2,497,330	   27,368	x      27,368
COMCAST CL. A		COM	20030N101	  884,834	  115,650  	x     115,650
CTM MEDIA CL A		COM	22944D104	  416,130	  219,016	x	219,016
CTM MEDIA CL B		COM	22944D203	   24,376	   11,080	x	 11,080
DIME COMM.BANC		COM  	253922108	4,842,253	  331,888  	x     331,888
EXXON MOBIL CORP		COM  	30231G102	1,536,397	   21,012  	x      21,012
FIRST PLACE FIN'L		COM  	33610T109      46,265	   17,726  	x      17,726
FIRST NIAGARA FIN'L	COM	33582V108   7,159,921	  512,155	x     512,155
FLUSHING FINANCIAL CORP	COM  	343873105   7,830,606	  559,329 	x     559,329
GENERAL ELECTRIC		COM	369604103	  356,655	   19,500	x	 19,500
HOLOGIC              	COM 	436440101  32,180,676	1,709,919 	x   1,709,919
IBM                    	COM  	459200101   1,981,994      13,505 	x      13,505
IDT CORP.              	COM  	448947101  16,537,187	  648,517  	x     648,517
IDT CORP. CL. B		COM  	448847309	1,077,685      42,105	x      42,015
KEYCORP NEW			COM	493267108	  224,224	   25,336	x	 25,336
LANDMARK SVGS. BK.     	COM  	514928100	1,791,879	  105,903   x     105,903
MERCK & CO.			COM  	589331107  52,067,432	1,444,712  	x   1,444,712
MERITOR SVGS BK PA     	COM  	590007100	   50,076	   21,400  	x      21,400
MEDQUIST			COM	584949101   7,944,817	  918,476	x     918,476
MEDCO HEALTH SOL.		COM	58405U102	1,054,211	   17,206  	x      17,206
MONSANTO 			COM	66166W101	  728,646	   10,463	x      10,463
MOTOROLA               	COM  	620076109	  108,840	   12,000  	x      12,000
MBIA INC.			COM	55262C100  36,682,207	3,059,400	x   3,059,400
NAM TAI ELEC.		COM  	629865205  15,880,250	2,481,289  	x   2,481,289
NEW YORK COMMUNITY BANC	COM  	649445103  71,078,317	3,770,732	x   3,770,732
NEWMARKET GROUP		COM	651587107     597,110	    4,840	x       4,840
NOVARTIS ADR           	COM  	66987V109	5,446,037	   92,384  	x      92,384
NY TIMES CL A.		COM	650111107  12,100,550	1,234,750	x   1,234,750
OLD REPUBLIC           	COM  	680223104  35,980,331  	2,639,790  	x   2,639,790
PHI INC. NON-VOTE      	COM  	716604202	  654,313      34,730  	x      34,730
PFIZER INC.            	COM  	717081103  46,075,866	2,631,403  	x   2,631,403
PROVIDENT BANCORP      	COM  	74383A109   9,981,885	  951,562  	x     951,562
PATTERSON ENERGY		COM	703481101  18,572,437	  861,830	x	861,830
QUESTAR CORP.          	COM  	748356102     277,690	   15,950  	x      15,950
SEABOARD CORP.         	COM  	811543107  31,348,295      15,745  	x      15,745
SLM CORP.			COM	78443P106  22,792,923	1,810,399  	x   1,810,399
SYMS CORP              	COM  	871551107	3,161,440     437,267  	x     437,267
TCF FIN'L              	COM  	872275102	  360,831      24,364  	x      24,364
TRAVELERS			COM	89417E109   4,136,941	   74,258	x      74,258
USG INC.			COM	903293405	3,063,060	  182,000	x	182,000
VOLVO                  	COM  	928856400	  176,100  	   10,000  	x      10,000

TOTALS                                  555,536,689  37,684,518  	   37,684,518